WARRANTS TO PURCHASE PREFERRED SHARE (Schedule of Warrants to Purchase Preferred Share) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Aug. 02, 2011	Jan. 31, 2012	May 10, 2012	Aug. 20, 2012	Sep. 24, 2013	Jun. 19, 2014	Jun. 26, 2014
Warrants to purchase series C-1 convertible preferred share issued on 08/02/2011 [Member]
WARRANTS TO PURCHASE PREFERRED SHARE [line Items]
Number of warrants (in shares)		7,615
Exercise price (in dollars per share)		$ 105.815
Contractual term determined based on period from the issuance date	3 years
Warrants to purchase series C-1 convertible preferred share issued on 01/31/2012 [Member]
WARRANTS TO PURCHASE PREFERRED SHARE [line Items]
Number of warrants (in shares)			7,231
Exercise price (in dollars per share)			$ 105.815
Contractual term determined based on period from the issuance date	3 years
Warrants to purchase series C-1 convertible preferred share issued on 05/10/2012 [Member]
WARRANTS TO PURCHASE PREFERRED SHARE [line Items]
Number of warrants (in shares)				4,252
Exercise price (in dollars per share)				$ 105.815
Contractual term determined based on period from the issuance date	3 years
Warrants to purchase series C-1 convertible preferred share issued on 08/20/2012 [Member]
WARRANTS TO PURCHASE PREFERRED SHARE [line Items]
Number of warrants (in shares)					5,870
Exercise price (in dollars per share)					$ 105.815
Contractual term determined based on period from the issuance date	3 years
Warrants to purchase series D convertible preferred share issued on 09/24/2013 [Member]
WARRANTS TO PURCHASE PREFERRED SHARE [line Items]
Number of warrants (in shares)						600
Exercise price (in dollars per share)						$ 121
Contractual term determined based on period from the issuance date	5 years
Warrants to purchase series D convertible preferred share issued on 06/19/2014 [Member]
WARRANTS TO PURCHASE PREFERRED SHARE [line Items]
Number of warrants (in shares)							5,372
Exercise price (in dollars per share)							$ 206.09
Contractual term determined based on period from the consummation of an initial public offering	5 years
Contractual term determined based on period from the issuance date	10 years
Warrants to purchase series E convertible preferred share issued on 06/26/2014 [Member]
WARRANTS TO PURCHASE PREFERRED SHARE [line Items]
Number of warrants (in shares)								37,850
Exercise price (in dollars per share)								$ 206.09
Contractual term determined based on period from the issuance date	4 years